Taxes on Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes on Income [Abstract]
Corporate tax rate	23.00%	23.00%	23.00%
Operating losses for tax purposes (in Dollars)	$ 122